Neuberger Berman Equity Funds®

Supplement to the Prospectuses dated October 8, 2008, December 19, 2008 and April 3, 2009, each as amended and/or supplemented

Neuberger Berman Climate Change Fund
Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund
Neuberger Berman Guardian Fund
Neuberger Berman International Institutional Fund
Neuberger Berman International Large Cap Fund
Neuberger Berman Large Cap Disciplined Growth Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Partners Fund
Neuberger Berman Real Estate Fund
Neuberger Berman Regency Fund
Neuberger Berman Select Equities Fund
Neuberger Berman Small and Mid Cap Growth Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Socially Responsive Fund

Institutional Class

All references in the prospectuses regarding the minimum initial investment and eligible investors are deleted and the following paragraphs supersede all such references:

The minimum initial investment is $1 million for Institutional Class shares.

Institutional Class shares are available for purchase exclusively by (i) 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans where shares are held on the books of a Fund through omnibus accounts (either at the plan level or at the level of the investment provider), (ii) banks, broker-dealers and other financial institutions (including registered investment advisors and financial planners) that have entered into an agreement with Neuberger Berman Management LLC or an affiliate, purchasing shares on behalf of clients participating in fixed or asset-based fee programs, (iii) institutional investors, if approved by Neuberger Berman Management LLC, or (iv) accounts or funds managed by Neuberger Berman Management LLC or an affiliate (including the funds in the Neuberger Berman family of funds).

The date of this supplement is July 1, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264
www.nb.com